financing costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest expense
Interest on long-term debt	$ 598	$ 561
Interest on short-term borrowings and other	6	5
Interest accretion on provisions	21	13
Long-term debt prepayment premium	34
Total	659	579
Employee defined benefit plans net interest	17	6
Foreign exchange	(6)	(5)
Total	670	580
Interest income	(9)	(7)
Net	$ 661	$ 573